U.S. SECURITIES AND EXCHANGE

                        COMMISSION WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

1. Name and address of issuer: 1838 Investment Advisors Funds, 113 King Street, Armonk, NY 10504

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.       Investment Company Act File Number: 811-08902

         Securities Act File Number:         033-87298

4.       (a) Last day of fiscal year for which this Form is filed: 10/31/2005

         (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year).

         (c) [X] Check box if this is the last time the issuer will be filing this form.


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5.       Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year
              pursuant to section 24(f):                                                               $7,542,592
                                                                                                       ----------

          (ii)      Aggregate price of securities redeemed or repurchased during
                    the fiscal year:                                               $43,659,792
                                                                                   -----------

          (iii)     Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11,
                    1995 that were not previously used to reduce registration
                    fees payable to the Commission                                $173,151,529
                                                                                  ------------

          (iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:                - $216,811,321
                                                                                                   --------------

          (v)      Net sales - if item 5(i) is greater than Item 5(iv) [subtract
                   Item 5(iv) from Item(i)]:                                                      $0
                                                                                                   --------------
          -------------------------------------------------------------------------- -----------------
          (vi)      Redemption credits available for use in future years - if
                    Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                    from Item 5(i)]:                                              $(209,268,729)
          -------------------------------------------------------------------------- -----------------

          (vii)     Multiplier for determining registration fee:                                    x .000107
                                                                                                    -------------

          (viii)    Registration fee due [multiply Item 5(v) by Item 5(vii)]:                       =$0
                                                                                                    ==========
6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
         Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here:
         _0_________.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                                                        +$0
                                                                                        ------------------

8.       Total of the amount of the registration fee due plus any interest due [line
         5(viii) plus line 7]:

                                                                                        =$0
                                                                                        -------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                  [  ]     Wire Transfer

                  [  ]     Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By       /S/ JOHANNES B. VAN DEN BERG
         ----------------------------
         Johannes B. van den Berg
         President


Date     January 6, 2006